Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits – January 1,	$ 43,627	$ 44,314	$ 54,494
Increases based on tax positions related to prior period	0	0	9
Decrease from expiration of statute of limitations	(493)	(687)	(10,189)
Unrecognized tax benefits – December 31,	$ 43,134	$ 43,627	$ 44,314